Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	Titan Iron Ore Corp.
Entity Central Index Key	0001414043
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 23,867	$ 120,433	$ 118,066
Prepaid expenses (Note 9)	25,000	25,000	25,000
Total current assets	48,867	145,433	143,066
Deferred financing costs (Note 13)	406,668	366,684
Debt issue costs (Note 12)	22,792	32,998
Mineral properties (Note 3)	1,206,011	1,206,011	60,000
TOTAL ASSETS	1,684,338	1,751,126	203,066
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	162,450	60,862	21,457
Convertible debentures (Note 12)	7,757	1,831
Current portion of promissory note (Note 6)	7,757	127,353
Accrued expenses - related party (Note 9)	192,226	6,479	647
Total Current Liabilities	412,190	196,525	22,104
Promissory note (Note 6)	954,919	982,159
Total Liabilities	1,367,109	1,178,684	22,104
Contingency (Note 1)
Commitments (Note 8)
Subsequent Event (Note 12)
STOCKHOLDERS' EQUITY
Preferred stock, 50,000,000 shares authorized at par value of $0.0001, no shares issued and outstanding	0
Common stock, 3,700,000,000 shares authorized at par value of $0.0001, 52,501,110 (December 31, 2011 - 49,737,000) shares issued and outstanding (Note 4)	5,332	5,250	4,974
Additional paid-in capital	5,138,101	4,833,170	1,206,184
Common stock issuable (Note 13)	0	171,975
Deficit accumulated during the exploration stage	(4,826,204)	(4,437,953)	(1,030,196)
Total Stockholders' Equity	317,229	572,442	180,962
TOTAL LIABILITIES AND STOCKHOLDERS'[ EQUITY	$ 1,684,338	$ 1,751,126	$ 203,066

BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	50,000,000	50,000,000	50,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized	3,700,000,000	3,700,000,000	3,700,000,000
Common stock, Issued	53,320,040	52,501,110	49,737,000
Common stock, outstanding	53,320,040	52,501,110	49,737,000

STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		12 Months Ended		70 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Income Statement [Abstract]
REVENUES	$ 0	$ 0			$ 4,855
OPERATING EXPENSES
Advertising	0	657	2,653	22,732	25,385
General and administrative (Note 9)	139,816	161,812	586,421	345,928	1,118,300
Impairment of mineral acquisition costs (Note 3)	0	0		50,124	50,124
Accretion on promissory note (Note 6)	43,560	0	113,394		156,954
Financing costs	10,206	0	8,391		18,597
Interest expense	3,230	0	2,385		5,615
Investor relations	9,947	30,240	227,687	22,046	259,680
Professional fees	52,896	48,552	154,767	93,056	333,791
Mineral property exploration costs (Note 11)	3,180	37,560	164,564	329,107	496,851
Stock-based compensation (Note 7)	124,931	962,025	2,133,251	107,772	2,365,954
Travel	485	5,197	14,244	1,543	16,272
TOTAL OPERATING EXPENSES	388,251	1,246,043	3,407,757	972,308	4,847,523
LOSS FROM OPERATIONS	(388,251)	(1,246,043)	(3,407,757)	(972,308)	(4,842,668)
OTHER INCOME (EXPENSES)
Gain on debt settlement	0	0		17,631	17,631
Other income (expenses)	0	0			(1,167)
NET LOSS AND COMPREHENSIVE LOSS	$ (388,251)	$ (1,246,043)	$ (3,407,757)	$ (954,677)	$ (4,826,204)
BASIC LOSS PER SHARE	$ (0.01)	$ (0.02)	$ (0.07)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	53,229,048	50,924,407	51,331,037	121,990,562

STATEMENT OF STOCKHOLDERS EQUITY (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Common Stock Issuable	Deficit Accumulated During the Development Stage	Total
Beginning Shares, Amount at Jun. 04, 2007
Beginning Balance, Shares at Jun. 04, 2007
Common Stock issued for cash at $0.0001 per share, Shares	148,000,000
Common Stock issued for cash at $0.0001 per share, Amount	14,800	(14,400)			400
Common Stock issued for cash at $0.05 per share, Shares	29,637,000
Common Stock issued for cash at $0.05 per share, Amount	2,964	37,086			40,050
Netloss				(21,874)	(21,874)
Ending Balance, Amount at Dec. 31, 2007	17,764	22,686		(21,874)	18,576
Ending Balance, Shares at Dec. 31, 2007	177,637,000
Common Stock issued for creditors at $0.05 per share, Shares	12,950,000
Common Stock issued for creditors at $0.05 per share, Amount	1,295	16,205			17,500
Netloss				(34,675)	(34,675)
Ending Balance, Amount at Dec. 31, 2008	19,059	38,891		(56,549)	1,401
Ending Balance, Shares at Dec. 31, 2008	190,587,000
Netloss				(9,485)	(9,485)
Ending Balance, Amount at Dec. 31, 2009	19,059	38,891		(66,034)	(8,084)
Ending Balance, Shares at Dec. 31, 2009	190,587,000
Netloss				(9,485)	(9,485)
Ending Balance, Amount at Dec. 31, 2010	19,059	38,891		(75,519)	(17,569)
Ending Balance, Shares at Dec. 31, 2010	190,587,000
Common Stock issued for cash at $0.50 per share, Shares	2,100,000
Common Stock issued for cash at $0.50 per share, Amount	210	1,049,790			1,050,000
Share issuance costs		(4,564)			(4,564)
Shares cancelled, Shares	(142,950,000)
Shares cancelled, Amount	(14,295)	14,295
Stock-based compensation		107,772			107,772
Netloss				(954,677)	(954,677)
Ending Balance, Amount at Dec. 31, 2011	4,974	1,206,184		(1,030,196)	180,962
Ending Balance, Shares at Dec. 31, 2011	49,737,000
Stock-based compensation		2,133,251			2,133,251
Common Stock issued for cash at $0.75 per share, Shares	1,334,000
Common Stock issued for cash at $0.75 per share, Amount	133	993,405			993,538
Shares issued for services, shares	550,000				550,000
Shares issued for services, amount	55	126,445			126,500
Shares issued under equity line (Note 13), Shares	323,928
Shares issued under equity line (Note 13), Amount	32	182,177			182,209
Shares to be issued under equity line (Note 13)			171,975		171,975
Exercise of warrants, Shares	556,182				556,182
Exercise of warrants, Amount	56	(56)
Convertible notes (net proceeds)		191,764			191,764
Netloss				(3,407,757)	(3,407,757)
Ending Balance, Amount at Dec. 31, 2012	5,250	4,833,170	171,975	(4,437,953)	572,442
Ending Balance, Shares at Dec. 31, 2012	52,501,110
Stock-based compensation		124,931			124,931
Shares issued under equity line (Note 13), Shares	818,930
Shares issued under equity line (Note 13), Amount	82	180,000	(171,975)		8,107
Netloss				(388,251)	(388,251)
Ending Balance, Amount at Mar. 31, 2013	$ 5,332	$ 5,138,101	$ 0	$ (4,826,204)	$ 317,229
Ending Balance, Shares at Mar. 31, 2013	53,320,040

STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	3 Months Ended		12 Months Ended		70 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Cash Flows from Operating Activities:
Net loss	$ (388,251)	$ (1,246,043)	$ (3,407,757)	$ (954,677)	$ (4,826,204)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation expense	0	0			5,833
Stock-based compensation	124,931	962,025	2,133,251	107,772	2,365,954
Loss on disposal of assets	0	0			1,167
Impairment of mineral property	0	0		50,124	50,124
Financing costs	10,206	0	8,391		18,597
Accretion on promissory note	43,559	0	113,394		113,394
Shares issued for services	0	0	126,500		144,000
Gain on debt settlement	0	0		(17,631)	(17,631)
Changes in Operating Assets and Liabilities
Decrease (increase) in prepaid expenses	0	0		(25,000)	(25,000)
Increase (decrease) in accounts payable	69,711	62,343	36,655	21,519	66,529
Increase in accrued expenses - related party	43,278	38,316	5,832	647	15,693
Net Cash Provided by (Used in) Operating Activities	(96,566)	(183,359)	(983,734)	(817,246)	(1,872,517)
Cash Flows used in Investing Activities:
Acquisition of property and equipment	0	0			(7,000)
Payment on mineral property options	0	(85,000)	(85,000)	(110,124)	(195,124)
Net Cash Used in Investing Activities	0	(85,000)	(85,000)	(110,124)	(202,124)
Cash Flows from Financing Activities:
Common stock issued for cash (net of issuance costs)	0	1,000,500	993,538	1,045,436	2,086,386
Proceeds from convertible debentures (net proceeds)	0	0	168,875		200,000
Repayment of promissory note	0	0	(63,562)		(63,562)
Deferred financing costs	0	0	(27,750)		(27,750)
Net Cash Provided by Financing Activities	0	1,000,500	1,071,101	1,045,436	195,074
Net Increase in Cash	(96,566)	732	2,367	118,066	120,433
Cash- Beginning	120,433	118,066	118,066
Cash- Ending	23,867	850,207	120,433	118,066	23,867
Supplemental Cash Flow Information:
Cash paid for interest	0	0
Cash paid for income taxes	0	0
Non-cash Investing and Financing Item:
Shares issued for services	0	0	126,500		144,000
Promissory note issued for mineral property	$ 0	$ 0	$ 1,061,011		$ 1,061,011

1. NATURE AND CONTINUANCE OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 1 - NATURE AND CONTINUANCE OF BUSINESS

1.  NATURE AND CONTINUANCE OF BUSINESS

Titan Iron Ore Corp. (the Company) (formerly Digital Yearbook, Inc.) was incorporated in the State of Nevada on June 5, 2007. Effective June 15, 2011, the Company completed a merger with its subsidiary, Titan Iron Ore Corp., a Nevada corporation, which was incorporated solely to effect a change in our name from “Digital Yearbook Inc.” to “Titan Iron Ore Corp.” effective becoming an exploration stage company. The Company’s principal business includes the acquisition, and exploration of mineral properties. Also effective June 15, 2011, the Company effected a 37 to one forward stock split of our authorized and issued and outstanding common stock.  As a result, 5,151,000 shares of common stock outstanding increased to 190,587,000 shares of common stock. Subsequently, on June 20, 2011, the Company issued 2,100,000 common shares pursuant to a private placement unit offering, increasing the number of shares of common stock outstanding to 192,687,000. Effective June 30, 2011 and in connection with the acquisition of an option to purchase a mineral property, certain shareholders surrendered 142,950,000 common shares of the Company. As a result of the Company’s cancellation of these shares, the Company’s outstanding shares of common stock decreased to 49,737,000. During the year ended December 31, 2012 the Company issued 1,334,000 shares in a private placement, issued 550,000 shares for services received, issued 323,928 shares under an equity credit line financing, and issued 556,182 shares resulting from the exercise of warrants, bringing the total outstanding shares to 52,501,110. During the three months ended March 31, 2013 the Company issued 818,930 shares under an equity credit line financing, bringing the total outstanding shares to 53,320,040.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which implies that the Company would continue to realize its assets and discharge its liabilities in the normal course of business. The Company has never paid any dividends and is unlikely to pay dividends or generate earnings in the immediate or foreseeable future. As at March 31, 2013 the Company has a working capital deficiency of $363,323 and has accumulated losses of $4,826,204 since inception and its operations continue to be funded primarily from sales of its stock. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Management intends to seek additional capital from an equity line of credit to continue the exploration for mineral resources (see Notes 13 and 14). The ability of the Company to continue as a going concern, including completion of the acquisition, exploration and development of its mineral properties is dependent on the Company’s ability to obtain the necessary financing from sales of its stock financings. The financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Titan Iron Ore Corp. (the Company) (formerly Digital Yearbook, Inc.) was incorporated in the State of Nevada on June 5, 2007. Effective June 15, 2011, the Company completed a merger with its subsidiary, Titan Iron Ore Corp., a Nevada corporation, which was incorporated solely to effect a change in our name from “Digital Yearbook Inc.” to “Titan Iron Ore Corp.” effective becoming an exploration stage company. The Company’s principal business includes the acquisition, and exploration of mineral properties. Also effective June 15, 2011, the Company effected a 37 to one forward stock split of our authorized and issued and outstanding common stock.  As a result, 5,151,000 shares of common stock outstanding increased to 190,587,000 shares of common stock. Subsequently, on June 20, 2011, the Company issued 2,100,000 common shares pursuant to a private placement unit offering, increasing the number of shares of common stock outstanding to 192,687,000. Effective June 30, 2011 and in connection with the acquisition of an option to purchase a mineral property, certain shareholders surrendered 142,950,000 common shares of the Company. As a result of the Company’s cancellation of these shares, the Company’s outstanding shares of common stock decreased to 49,737,000. During the year ended December 31, 2012 the Company issued 1,334,000 shares in a private placement, issued 550,000 shares for services received, issued 323,928 shares under an equity credit line financing, and issued 556,182 shares resulting from the exercise of warrants, bringing the total outstanding shares to 52,501,110.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which implies that the Company would continue to realize its assets and discharge its liabilities in the normal course of business. The Company has never paid any dividends and is unlikely to pay dividends or generate earnings in the immediate or foreseeable future. As at December 31, 2012 the Company has a working capital deficiency of $51,092 and has accumulated losses of $4,437,953 since inception and its operations continue to be funded primarily from sales of its stock. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Management intends to seek additional capital from a equity line of credit to continue the exploration for mineral resources (see Notes 13 and 15). The ability of the Company to continue as a going concern, including completion of the acquisition, exploration and development of its mineral properties is dependent on the Company’s ability to obtain the necessary financing from sales of its stock financings. The financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in US dollars. The Company’s fiscal year end is December 31.

Interim Financial Statements

The interim unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions for Securities and Exchange Commission (“SEC”) Form 10-Q. They do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. Therefore, these financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto for the year ended December 31, 2012, included in the Company’s Annual Report on Form 10-K filed on March 29, 2013, with the SEC.

The interim financial statements included herein are unaudited; however, they contain all normal recurring accruals and adjustments that, in the opinion of management, are necessary to present fairly the Company’s financial position as at March 31, 2013 and the results of its operations and cash flows for the three months ended March 31, 2013 and March 31, 2012. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the results to be expected for future quarters or the full year ending December 31, 2013.

Use of Estimates

The preparation of these statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to useful life and recoverability of long-lived assets, deferred income tax asset valuations, asset retirement obligations, financial instrument valuations, share based payments, other equity-based payments, and loss contingencies. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Revenue Recognition

The Company recognizes revenue when products are fully delivered or services have been provided and collection is reasonably assured.

Advertising Costs

The Company’s policy regarding advertising is to expense advertising when incurred.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents.

Impairment of Long-Lived Assets

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows.

If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, Compensation – Stock Based Compensation and ASC 505, Equity Based Payments to Non-Employees, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based awards made to employees and directors, including stock options.

ASC 718 requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model. The Company uses the Black-Scholes option pricing model as its method in determining fair value. This model is affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These subjective variables include, but are not limited to the Company’s expected stock price volatility over the terms of the awards, and actual and projected employee stock option exercise behaviors. The value of the portion of the award that is ultimately expected to vest is recognized as an expense in the statement of operations over the requisite service period.

All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Mineral Property Costs

The Company is in the exploration stage and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition and exploration of mineral properties. Mineral property exploration costs are expensed as incurred. Mineral property acquisition costs are capitalized.  The Company assesses the carrying costs for impairment, whenever events or changes in circumstances indicate that the carrying cost may not be recoverable under ASC 360, Property, Plant, and Equipment at each reporting date. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs then incurred to develop such property, will be capitalized. Such costs will be amortized using the units-of-production method over the estimated recoverable reserves. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.

Asset Retirement Obligations

The Company records asset retirement obligations in accordance with ASC 410-20, Asset Retirement Obligations, which addresses financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated retirement costs. The standard applies to legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and normal use of the asset. ASC 410-20 requires that the fair value of a liability for an asset retirement obligation be recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset and this additional carrying amount is depreciated over the life of the asset. The liability is accreted at the end of each period through charges to operating expense. If the obligation is settled for other than the carrying amount of the liability, the Company will recognize a gain or loss on settlement. As at March 31, 2013, the Company has not incurred any asset retirement obligation related to the exploration of its mineral property option.

Comprehensive Loss

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. During the periods ended March 31, 2013 and December 31, 2012, the Company had no items that represent other comprehensive income.

Financial Instruments

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value, as required by ASC 820, must maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The carrying values of cash, accounts payable, and due to related parties approximate fair values because of the short-term maturity of these instruments. The fair value of the Company’s promissory note approximates carrying value as the underlying imputed interest rate approximates the estimated market rate. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Basic and Diluted Net Loss Per Share

The Company computes net loss per share in accordance with ASC 260, Earnings per Share.  ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the statement of operations. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. Shares underlying these securities totaled approximately 7,538,482 as of March 31, 2013.

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Recent Accounting Pronouncements

Foreign Currency Matters

In March 2013, ASC guidance was issued related to Foreign Currency Matters to clarify the treatment of cumulative translation adjustments when a parent sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a business within a foreign entity. The updated guidance also resolves the diversity in practice for the treatment of business combinations achieved in stages in a foreign entity. The update is effective prospectively for the Company’s fiscal year beginning January 1, 2014. The Company does not expect the updated guidance to have an impact on the financial position, results of operations or cash flows.

The Company has implemented all other new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in US dollars. The Company’s fiscal year end is December 31.

Use of Estimates

The preparation of these statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to useful life and recoverability of long-lived assets, deferred income tax asset valuations, asset retirement obligations, financial instrument valuations, share based payments, other equity-based payments, and loss contingencies. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Revenue Recognition

The Company recognizes revenue when products are fully delivered or services have been provided and collection is reasonably assured.

Advertising Costs

The Company’s policy regarding advertising is to expense advertising when incurred.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents.

Impairment of Long-Lived Assets

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows.

If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, Compensation – Stock Based Compensation and ASC 505, Equity Based Payments to Non-Employees, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based awards made to employees and directors, including stock options.

ASC 718 requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model. The Company uses the Black-Scholes option pricing model as its method in determining fair value. This model is affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These subjective variables include, but are not limited to the Company’s expected stock price volatility over the terms of the awards, and actual and projected employee stock option exercise behaviors. The value of the portion of the award that is ultimately expected to vest is recognized as an expense in the statement of operations over the requisite service period.

All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Mineral Property Costs

The Company is in the exploration stage and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition and exploration of mineral properties. Mineral property exploration costs are expensed as incurred. Mineral property acquisition costs are capitalized.  The Company assesses the carrying costs for impairment, whenever events or changes in circumstances indicate that the carrying cost may not be recoverable under ASC 360, Property, Plant, and Equipment at each reporting date. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs then incurred to develop such property, will be capitalized. Such costs will be amortized using the units-of-production method over the estimated recoverable reserves. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.

Asset Retirement Obligations

The Company records asset retirement obligations in accordance with ASC 410-20, Asset Retirement Obligations, which addresses financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated retirement costs. The standard applies to legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and normal use of the asset. ASC 410-20 requires that the fair value of a liability for an asset retirement obligation be recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset and this additional carrying amount is depreciated over the life of the asset. The liability is accreted at the end of each period through charges to operating expense. If the obligation is settled for other than the carrying amount of the liability, the Company will recognize a gain or loss on settlement. As at December 31, 2012, the Company has not incurred any asset retirement obligation related to the exploration of its mineral property option.

Comprehensive Loss

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive loss and its components in the consolidated financial statements.

Financial Instruments

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value, as required by ASC 820, must maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The carrying values of cash, accounts payable, and due to related parties approximate fair values because of the short-term maturity of these instruments. The fair value of the Company’s promissory note approximates carrying value as the underlying imputed interest rate approximates the estimated market rate. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Basic and Diluted Net Loss Per Share

The Company computes net loss per share in accordance with ASC 260, Earnings per Share.  ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the statement of operations. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. Shares underlying these securities totaled approximately 6,667,000 as of December 31, 2012.

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Recent Accounting Pronouncements

The Company has implemented all other new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

3. MINERAL PROPERTY OPTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 3 - MINERAL PROPERTY OPTIONS

3.  MINERAL PROPERTY OPTIONS

Strong Creek and Iron Mountain Properties

Effective June 30, 2011 and in connection with the entry into an agreement (the “Acquisition Agreement”) with J2 Mining Ventures Ltd. (“J2 Mining”) dated June 13, 2011, the Company completed the acquisition of a 100% right, title and interest in and to a properties (Strong Creek and Iron Mountain) option agreement (the “Option Agreement”) from J2 Mining with respect to an iron ore mineral property located in Albany County, Wyoming by entering into an assignment of mineral property option agreement with J2 Mining and Wyomex LLC (the “Assignment Agreement”), whereby the Company was assigned the 100% right, title and interest in and the Option Agreement from J2 Mining.

The Option Agreement assigned to the Company from J2 Mining on June 30, 2011, was originally entered into on May 26, 2011 between J2 Mining and Wyomex LLC, pursuant to which Wyomex LLC (“Optionor”), granted to J2 Mining, as optionee, an exclusive right and option to acquire 100% undivided legal and beneficial interests in and to certain unpatented lode mining claims, fee lands, leased lands, and other interests in real property situated in Albany County, Wyoming (the “Wyoming Iron Complex”). Pursuant to the Assignment Agreement, J2 Mining agreed to assign all its rights and interests in the property and the Option Agreement, and transfer all of its obligations under the Option Agreement, to the Company.

The term of the option commenced on May 26, 2011 and could be extended for a maximum of six successive one-month periods, at the sole election of the Company, through notice to Wyomex LLC and tender of $5,000 from the Company to Wyomex LLC for each of the first three additional months and $15,000 for each additional month for months four through six. As at March 31, 2013, total payments of $145,000 had been made.

Prior to December 31, 2011, the Company provided written notice to the Optionor of its intent to exercise its option. On April 10, 2012, the Company executed an asset purchase agreement to exercise its option for consideration of $7,000,000, consisting of the following:

a)	A cash payment at closing of $85,000 as an initial payment (paid on March 30, 2012);
b)	$60,000 of consideration previously paid and received by the Optionor (see above);

c)	A $6,855,000 promissory note with an estimated fair value of $1,061,011 on the date of issuance. See Note 6 for details.

Strong Creek and Iron Mountain Properties

Effective June 30, 2011 and in connection with the entry into an agreement (the “Acquisition Agreement”) with J2 Mining Ventures Ltd. (“J2 Mining”) dated June 13, 2011, the Company completed the acquisition of a 100% right, title and interest in and to a properties (Strong Creek and Iron Mountain) option agreement (the “Option Agreement”) from J2 Mining with respect to an iron ore mineral property located in Albany County, Wyoming by entering into an assignment of mineral property option agreement with J2 Mining and Wyomex LLC (the “Assignment Agreement”), whereby the Company was assigned the 100% right, title and interest in and the Option Agreement from J2 Mining.

The Option Agreement assigned to the Company from J2 Mining on June 30, 2011, was originally entered into on May 26, 2011 between J2 Mining and Wyomex LLC, pursuant to which Wyomex LLC (“Optionor”), granted to J2 Mining, as optionee, an exclusive right and option to acquire 100% undivided legal and beneficial interests in and to certain unpatented lode mining claims, fee lands, leased lands, and other interests in real property situated in Albany County, Wyoming (the “Wyoming Iron Complex”). Pursuant to the Assignment Agreement, J2 Mining agreed to assign all its rights and interests in the property and the Option Agreement, and transfer all of its obligations under the Option Agreement, to the Company.

The term of the option commenced on May 26, 2011 and could be extended for a maximum of six successive one-month periods, at the sole election of the Company, through notice to Wyomex LLC and tender of $5,000 from the Company to Wyomex LLC for each of the first three additional months and $15,000 for each additional month for months four through six. As at December 31, 2012, total payments of $145,000 had been made.

Prior to December 31, 2011, the Company provided written notice to the Optionor of its intent to exercise its option. On April 10, 2012, the Company executed an asset purchase agreement to exercise its option for consideration of $7,000,000, consisting of the following:

a)	A cash payment at closing of $85,000 as an initial payment (paid on March 30, 2012);
b)	$60,000 of consideration previously paid and received by the Optionor (see above);
c)	A $6,855,000 promissory note with an estimated fair value of $1,061,011 on the date of issuance. See Note 6 for details.

Labrador Trough Property

On July 19, 2011, the Company entered into an option agreement with Globex Mining Enterprises Inc. ("Globex") effective July 12, 2011 (the "Agreement"), pursuant to which Globex granted the Company the right (the "Option") for a period of 90 days from July 12, 2011 to acquire an undivided 100% interest in and to 144 mining claims (the "Property") located in the Labrador trough area in the Province of Quebec, Canada.

On October 12, 2011, the Company notified the owner of the Labrador Trough iron ore property that the Company would not be exercising the option to acquire the property. The Company recorded an impairment of mineral property charge of $50,124 during the year ended December 31, 2011.

4. COMMON STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 4 - COMMON STOCK	4. COMMON STOCK On January 10, 2013, the Company issued 818,930 shares of common stock as the third tranche of Commitment Shares pursuant to the Equity Line of Credit Agreement (Note 13).

Effective June 15, 2011 the Company effected a 37 to 1 forward stock split of the Company’s authorized and outstanding commons stock. As a result, the 5,151,000 shares outstanding increased to 190,587,000.  All share amounts have been retroactively adjusted for all periods presented.

On June 20, 2011, the Company closed a private placement for 2,100,000 units at a price of $0.50 per units for net proceeds of $1,045,436 after share issue costs. Each unit consists of one share of our common stock and one-half of one share purchase warrant. Each whole share purchase warrant entitles the holder to purchase one share of our common stock at a purchase price of $0.75 for a period of three years.

Effective June 30, 2011 and in connection with the acquisition of an option to purchase a mineral property, certain shareholders surrendered 142,950,000 common shares of the Company. As a result of the Company’s cancellation of these shares, the Company’s outstanding shares of common stock decreased to 49,737,000.

On January 11, 2012, the Company closed a private placement for 1,334,000 units at a price of $0.75 per unit for proceeds of $1,000,500. Each unit consists of one share of our common stock and one-half of one share purchase warrant. Each whole share purchase warrant entitles the holder to purchase one share of the Company’s common stock at a purchase price of $1.00 for a period of three years. In connection with the private placement the Company paid $6,962 in share issuance costs.

On September 12, 2012, the Company issued 50,000 shares to a consultant under a contract entered into on July 18, 2012 to provide fund raising services to the Company. The shares were measured on the contract date. The closing price of the Company’s stock on July 18, 2012 was $0.43 and therefore the transaction was valued at $21,500.

On September 25, 2012, the Company issued 500,000 shares to a consultant under a contract to provide various corporate finance advisory services to the Company. The shares were measured on the contract date. The closing price of the Company’s stock on September 5, 2012 was $0.21 and therefore the transaction was valued at $105,000.

On October 22, 2012, the Company issued 150,015 shares of common stock as the first tranche of Commitment Shares pursuant to the Equity Line of Credit Agreement.

On October 26, 2012, the Company issued 517,835 restricted shares of common stock on a cashless basis pursuant to the exercise of warrants issued in connection with the convertible debentures.

On October 26, 2012, the Company issued 38,347 restricted shares of common stock on a cashless basis pursuant to the exercise of finder’s warrants issued in connection with the Equity Line of Credit Agreement.

On November 19, 2012, the Company issued 173,913 shares of common stock as the second tranche of Commitment Shares pursuant to the Equity Line of Credit Agreement.

5. SHARE PURCHASE WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 5 - SHARE PURCHASE WARRANTS

5.  SHARE PURCHASE WARRANTS

		Weighted Average
	Number of	Exercise
	Warrants	Price
		$
Balance, December 31, 2010	-	-
Warrants granted with private placement	1,050,000	$0.75

Balance, December 31, 2011	1,050,000	0.75
Warrants granted with private placement	667,000	1.00
Warrants issued with convertible debentures	758,844	0.25
Warrants exercised	(758,844)	0.25
Balance, December 31, 2012	1,717,000	0.85
Balance, March 31, 2013	1,717,000	0.85

Details of share purchase warrants outstanding as of March 31, 2013 are:

Number of Warrants Outstanding and Exercisable
Number	Exercise Price per Share	Expiry Date

1,050,000	$0.75	June 20, 2014
667,000	$1.00	January 10, 2015
1,717,000	$0.85

		Weighted Average
	Number of	Exercise
	Warrants	Price
		$
Balance, December 31, 2010	-	-
Warrants granted with private placement	1,050,000	$0.75

Balance, December 31, 2011	1,050,000	0.75
Warrants granted with private placement	667,000	1.00
Warrants issued with convertible debentures	758,844	0.25
Warrants exercised	(758,844)	0.25

Balance, December 31, 2012	1,717,000	0.85

Details of share purchase warrants outstanding as of December 31, 2012 are:

Number of Warrants Outstanding and Exercisable
Number	Exercise Price per Share	Expiry Date

1,050,000	$0.75	June 20, 2014
667,000	$1.00	January 10, 2015
1,717,000	$0.85

6. PROMISSORY NOTE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 6 - PROMISSORY NOTE

6.  PROMISSORY NOTE

On April 10, 2012 the Company entered into a non-interest bearing promissory note in the amount of $6,855,000 with Wyomex Limited Liability Company (“Wyomex”) secured by the Strong Creek and Iron Mountain properties. The note is repayable through advance minimum royalty payments of $62,500 (adjusted for the consumer price index in successive period) commencing six months from the date of closing and after receipt of the initial payment, and every six months thereafter, until the commencement of commercial production from the property. At the commencement of commercial production from the properties, the semi-annual advance minimum royalty shall convert to a 4.5% gross metal value royalty on iron ore and/or other mineral materials produced and sold from the property and, except for events of force majeure, in no event shall the production royalty paid to Wyomex be less than $150,000 in any given calendar year. Repayment of the promissory note may be demanded by Wyomex upon an event of default as defined in the agreement. Upon full settlement of the promissory note, the production royalty shall be reduced, and the Company shall pay Wyomex a gross metal value royalty of 1.5% for all iron product and/or other mineral materials mined and sold from the property. The estimated fair value of the note (assuming an imputed 14.03% interest rate) was calculated to be $1,061,011 on April 10, 2012. The Company recorded accretion expense of $113,394 and made a payment of $63,562 in the year ended December 31, 2012. As of March 31, 2013, the carrying value of the promissory note is $1,147,145. A payment of $62,500 plus the inflation adjustment was due on March 30, 2013 and has not yet been made.

At March 31, 2013, estimated contractual principal payments due on the promissory note for the next five years are as follows:

March 31, 2014	192,227
March 31, 2015	132,189
March 31, 2016	135,515
March 31, 2017	138,924
March 31, 2018	142,418
Total	$741,273

On April 10, 2012 the Company entered into a non-interest bearing promissory note in the amount of $6,855,000 with Wyomex Limited Liability Company (“Wyomex”) secured by the Strong Creek and Iron Mountain properties. The note is repayable through advance minimum royalty payments of $62,500 (adjusted for the consumer price index in successive period) commencing six months from the date of closing and after receipt of the initial payment, and every six months thereafter, until the commencement of commercial production from the property. At the commencement of commercial production from the properties, the semi-annual advance minimum royalty shall convert to a 4.5% gross metal value royalty on iron ore and/or other mineral materials produced and sold from the property and, except for events of force majeure, in no event shall the production royalty paid to Wyomex be less than $150,000 in any given calendar year. Repayment of the promissory note may be demanded by Wyomex upon an event of default as defined in the agreement. Upon full settlement of the promissory note, the production royalty shall be reduced, and the Company shall pay Wyomex a gross metal value royalty of 1.5% for all iron product and/or other mineral materials mined and sold from the property. The estimated fair value of the note (assuming an imputed 14.03% interest rate) was calculated to be $1,061,011 on April 10, 2012. The Company recorded accretion expense of $113,394 and made a payment of $63,562 in the year ended December 31, 2012. As of December 31, 2012, the carrying value of the promissory note is $1,109,512.

At December 31, 2012, estimated contractual principal payments due on the promissory note for the next five years are as follows:

December 31, 2013	127,354
December 31, 2014	130,557
December 31, 2015	133,842
December 31, 2016	137,209
December 31, 2017	140,660
Total	$669,622

7. STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 7 - STOCK-BASED COMPENSATION

7.  STOCK-BASED COMPENSATION

On November 22, 2011, the Board of Directors approved a stock option plan (“2011 Stock Option Plan”), the purpose of which is to enhance the Company’s stockholder value and financial performance by attracting, retaining and motivating the Company’s officers, directors, key employees, consultants and its affiliates and to encourage stock ownership by such individuals by providing them with a means to acquire a proprietary interest in the Company’s success through stock ownership. Under the 2011 Stock Option Plan, officers, directors, employees and consultants who provide services to the Company may be granted options to acquire common shares of the Company.   The aggregate number of options authorized by the plan shall not exceed 9,947,400 common shares of the Company.

During the year ended December 31, 2011, the Company granted 3,450,000 and 500,000 stock options at an exercise price of $0.84 per share for 10 years and 3 years respectively. During the year ended December 31, 2012, the Company granted 1,000,000 stock options at an exercise price of $0.20 for 10 years. During the year ended December 31, 2012, the Company recorded stock-based compensation of $2,133,251 related to the vesting period for these stock options.

No options were granted during the three months ended March 31, 2013. During the three months ended March 31, 2013 the Company recorded stock based compensation $124,931 related to the vesting period for these options.

The following table summarizes the options outstanding as at March 31, 2013:

	Option Price
Expiry Date	Per Share	Number
December 21, 2021	0.84	3,450,000
December 21, 2014	0.84	500,000
June 21, 2022	0.20	1,000,000
	0.71	4,950,000

The following table summarizes the continuity of the Company’s stock options:

	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		$		$

Outstanding, December 31, 2010	-	-	-	-

Options granted	3,950,000	0.84	-	-
Outstanding, December 31, 2011	3,950,000	0.84	8.08	869,000

Options granted	1,000,000	0.20	9.48	-
Outstanding, December 31, 2012	4,950,000	0.71	8.37	10,000
Outstanding, March 31, 2013	4,950,000	0.71	8.12	-
Exercisable, March 31, 2013	3,462,500	0.75	7.94	-

As at March 31, 2013, there was $133,759 of unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted average period of 0.41 years.

On November 22, 2011, the Board of Directors approved a stock option plan (“2011 Stock Option Plan”), the purpose of which is to enhance the Company’s stockholder value and financial performance by attracting, retaining and motivating the Company’s officers, directors, key employees, consultants and its affiliates and to encourage stock ownership by such individuals by providing them with a means to acquire a proprietary interest in the Company’s success through stock ownership. Under the 2011 Stock Option Plan, officers, directors, employees and consultants who provide services to the Company may be granted options to acquire common shares of the Company.   The aggregate number of options authorized by the plan shall not exceed 9,947,400 common shares of the Company.

During the year ended December 31, 2011, the Company granted 3,450,000 and 500,000 stock options at an exercise price of $0.84 per share for 10 years and 3 years respectively. During the year ended December 31, 2012, the Company granted 1,000,000 stock options at an exercise price of $0.20 for 10 years. During the year ended December 31, 2012, the Company recorded stock-based compensation of $2,133,251 related to the vesting period for these stock options.

The weighted average grant date fair value of stock options granted during the year ended December 31, 2012 was $0.28

The weighted average assumptions used for each of the years ended December 31, are as follows:

	2012	2011
Expected dividend yield	0%	0%
Risk-free interest rate	1.63%	1.64%
Expected volatility	113%	115%
Expected option life (in years)	8.41	8.41

The following table summarizes the options outstanding as at December 31, 2012:

	Option Price
Expiry Date	Per Share	Number
December 21, 2021	0.84	3,450,000
December 21, 2014	0.84	500,000
June 21, 2022	0.20	1,000,000
	0.71	4,950,000

The following table summarizes the continuity of the Company’s stock options:

	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
			$	$

Outstanding, December 31, 2010	-	-	-	-

Options granted	3,950,000	0.84	-
Outstanding, December 31, 2011	3,950,000	0.84	8.08	869,000

Options granted	1,000,000	0.20	9.48
Outstanding, December 31, 2012	4,950,000	0.71	8.37	10,000
Exercisable, December 31, 2012	3,212,500	0.79	8.19	-

As at December 31, 2012, there was $274,557 of unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted average period of 0.65 years.

8. COMMITMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 8 - COMMITMENTS

8.  COMMITMENTS

On June 30, 2011, the Company entered into an employment agreement with an officer to serve as President and Chief Executive Officer of our company for a term of two years with automatic renewals for similar two year periods pursuant to the terms of the agreement.  Under the agreement, the officer receives monthly remuneration at a gross rate of $15,000. The Company can terminate the agreement within 60 days of notice. If the executive is terminated without cause, the executive shall be entitled to one month’s severance pay for each one month of service up to a maximum of two years. The officer shall also be entitled to receive 2.4 million options to purchase shares of the Company’s common stock pursuant to the Company’s Stock Option Plan, with 1.0 million of the options being granted in calendar year 2011 (completed) and 1.4 million options (800,000 options granted) being granted after December 31, 2011.

On June 30, 2011, the Company entered into consulting agreements with a management company managed by the CEO, for consulting fee of $2,500 per month to provide office space and administrative services. The Company can terminate the agreement within 15 days written notice. The agreement commences on June 30, 2011 for a one year period and shall automatically renew from year to year unless terminated.

On June 30, 2011, the Company entered into a consulting agreement with a firm to provide the services of the company’s Vice President, Exploration, who will provide and perform for the benefit of our company certain geological advisory services as may be requested by our company. Under the agreement, the firm receives monthly compensation at a gross rate of $6,000. The Company can terminate the consulting agreement at any time. The agreement commences on June 30, 2011 and shall automatically renew from year to year unless terminated.

On June 30, 2011, the Company entered into a consulting agreement with a consulting firm who will provide and perform for the benefit of our company certain geological, engineering, marketing and project management services as may be requested by our company at monthly rate of $8,000. The Company can terminate the consulting agreement at any time. The agreement commences on June 30, 2011 and shall automatically renew from year to year unless terminated.

On June 30, 2011, the Company entered into an employment agreement with an officer to serve as President and Chief Executive Officer of our company for a term of two years with automatic renewals for similar two year periods pursuant to the terms of the agreement.  Under the agreement, the officer receives monthly remuneration at a gross rate of $15,000. The Company can terminate the agreement within 60 days of notice. If the executive is terminated without cause, the executive shall be entitled to one month’s severance pay for each one month of service up to a maximum of two years. The officer shall also be entitled to receive 2.4 million options to purchase shares of the Company’s common stock pursuant to the Company’s Stock Option Plan, with 1.0 million of the options being granted in calendar year 2011 (completed) and 1.4 million options (800,000 options granted) being granted after December 31, 2011.

On June 30, 2011, the Company entered into consulting agreements with a management company managed by the CEO, for consulting fee of $2,500 per month to provide office space and administrative services. The Company can terminate the agreement within 15 days written notice. The agreement commences on June 30, 2011 for a one year period and shall automatically renew from year to year unless terminated.

On June 30, 2011, the Company entered into a consulting agreement with a firm to provide the services of the company’s Vice President, Exploration, who will provide and perform for the benefit of our company certain geological advisory services as may be requested by our company. Under the agreement, the firm receives monthly compensation at a gross rate of $6,000. The Company can terminate the consulting agreement at any time. The agreement commences on June 30, 2011 and shall automatically renew from year to year unless terminated.

On June 30, 2011, the Company entered into a consulting agreement with a consulting firm who will provide and perform for the benefit of our company certain geological, engineering, marketing and project management services as may be requested by our company at monthly rate of $8,000. The Company can terminate the consulting agreement at any time. The agreement commences on June 30, 2011 and shall automatically renew from year to year unless terminated.

On September 5, 2012, the Company entered into a consulting and professional service agreement with a consultant to provide corporate advisory, corporate finance, strategic planning, marketing and related advisory services in consideration for the issuance of 500,000 shares of restricted common stock. The 500,000 shares were issued on September 25, 2012. The term of the agreement is for a period of 6 months, provided, however, that the Company may extend the agreement for a successive 6 month period for an additional 500,000 shares of restricted stock.

9. RELATED PARTY TRANSACTIONS AND BALANCES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 9 - RELATED PARTY TRANSACTIONS AND BALANCES

9.  RELATED PARTY TRANSACTIONS AND BALANCES

During the year ended December 31, 2011 the Company advanced $25,000 to a management firm managed by the Company’s CEO and this amount was outstanding as at March 31, 2013. This advance for expenses to be incurred on the Company’s behalf was recorded as prepaid expenses.

During the three months ended March 31, 2013 the Company incurred $7,500 in management fees (2012: $7,500) to the management firm managed by the Company’s CEO with such costs being recorded as general and administrative costs. As at March 31, 2013, the Company owed $10,539 to this firm for accrued management fees (December 31, 2012: $0).

During the three months ended March 31, 2013 the Company incurred $97,048 in management fees to officers and directors of the Company (2012: $94,325) with such costs being recorded as general and administrative costs. As at March 31, 2013, the Company owed $39,218 to officers for unreimbursed expenses and accrued management fees (December 31, 2012: $6,479).

The above transactions were recorded at their exchange amounts, being the amounts agreed by the related parties.

During the year ended December 31, 2011 the Company advanced $25,000 to a management firm managed by the Company’s CEO and this amount was outstanding as at December 31, 2012. This advance for expenses to be incurred on the Company’s behalf was recorded as prepaid expenses.

During the year ended December 31, 2012 the Company incurred $30,000 in management fees (2011: $15,000)  and $7,355 in rent expense (2011: $7,355) to the  management firm managed by the Company’s CEO with such costs being recorded as general and administrative costs.

During the year ended December 31, 2012 the Company incurred $366,161 in management fees to officers and directors of the Company (2011: $204,797) with such costs being recorded as general and administrative costs. As at December 31, 2012, the Company owed $479 to an officer for unreimbursed expenses and $6,000 to a director for accrued management fees.

The above transactions were recorded at their exchange amounts, being the amounts agreed by the related parties.

10. FAIR VALUE MEASUREMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 10 - FAIR VALUE MEASUREMENT

10.  FAIR VALUE MEASUREMENT

ASC 820, Fair Value Measurements and Disclosures require an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities. Valuations are based on quoted prices that are readily and regularly available in an active market and do not entail a significant degree of judgment.

Level 2

Level 2 applies to assets or liabilities for which there are other than Level 1 observable inputs such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 2 instruments require more management judgment and subjectivity as compared to Level 1 instruments. For instance: determining which instruments are most similar to the instrument being priced requires management to identify a sample of similar securities based on the coupon rates, maturity, issuer, credit rating and instrument type, and subjectively select an individual security or multiple securities that are deemed most similar to the security being priced; and determining whether a market is considered active requires management judgment.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities. The determination of fair value for Level 3 instruments requires the most management judgment and subjectivity.

Pursuant to ASC 825, cash is based on "Level 1" inputs. The Company believes that the recorded values of accounts payable approximate their current fair values because of their nature or respective relatively short durations. The fair value of the Company’s promissory note approximates carrying value as the underlying imputed interest rate approximates the estimated current market rate for similar instruments.

Assets measured at fair value on a recurring basis were presented on the Company’s balance sheet as of March 31, 2013, as follows:

Fair Value Measurements Using

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable	Balance as of
	Instruments	Inputs	Inputs	March 31,
	(Level 1)	(Level 2)	(Level 3)	2013
	$	$	$	$

Assets:
Cash	23,867	–	–	23,867

As at March 31, 2013, there were no liabilities measured at fair value on a recurring basis presented on the Company’s balance sheet.

ASC 820, Fair Value Measurements and Disclosures require an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities. Valuations are based on quoted prices that are readily and regularly available in an active market and do not entail a significant degree of judgment.

Level 2

Level 2 applies to assets or liabilities for which there are other than Level 1 observable inputs such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 2 instruments require more management judgment and subjectivity as compared to Level 1 instruments. For instance: determining which instruments are most similar to the instrument being priced requires management to identify a sample of similar securities based on the coupon rates, maturity, issuer, credit rating and instrument type, and subjectively select an individual security or multiple securities that are deemed most similar to the security being priced; and determining whether a market is considered active requires management judgment.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities. The determination of fair value for Level 3 instruments requires the most management judgment and subjectivity.

Pursuant to ASC 825, cash is based on "Level 1" inputs. The Company believes that the recorded values of accounts payable approximate their current fair values because of their nature or respective relatively short durations. The fair value of the Company’s promissory note approximates carrying value as the underlying imputed interest rate approximates the market rate.

Assets measured at fair value on a recurring basis were presented on the Company’s balance sheet as of December 31, 2012, as follows.

Fair Value Measurements Using

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable	Balance as of
	Instruments	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2012
	$	$	$	$

Assets:
Cash	120,433	–	–	120,433

As at December 31, 2012, there were no liabilities measured at fair value on a recurring basis presented on the Company’s balance sheet.

11. MINERAL PROPERTY EXPLORATION COSTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 11 - MINERAL PROPERTY EXPLORATION COSTS

11.  MINERAL PROPERTY EXPLORATION COSTS

During the three months ended March 31, 2013 and 2012 the following project costs were incurred:

	Three Months Ended March 31, 2013	Three Months Ended March 31, 2012

Strong Creek and Iron Mountain:
Technical Report	$-	$21,022
Mapping	180	-
Drilling	-	11,305
Travel	-	5,233
Lease payments	3,000	-
TOTAL	3,180	37,560

During the year ended December 31, 2012 and 2011 the following project costs were incurred:

	Year Ended December 31, 2012	Year Ended December 31, 2011

Strong Creek and Iron Mountain:
Technical Report	$94,141	$49,767
Claims	3,642	3,255
Drilling	14,795	202,098
Travel	23,986	2,652
Aeromagnetic Survey	20,000	-
Lease payments	8,000
TOTAL	164,564	257,772

Labrador Trough:
Reconnaissance	-	71,335

Total Exploration Costs	$164,564	$329,107

12. CONVERTIBLE DEBENTURES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 12 - CONVERTIBLE DEBENTURES

12.  CONVERTIBLE DEBENTURES

On October 18, 2012, the Company entered into securities purchase agreements with two investors and issued convertible debentures with a face value of $235,300, maturing October 18, 2013. The Company received net proceeds of $200,000  representing a 15% discount on the debentures. The debentures bear interest at 5% per annum and are to be paid in full on the maturity date, unless previously paid or converted into the Company’s common stock. The debenture holders have the right to convert any unpaid principal portion and accrued interest at a conversion price per share equal to the lower of (i) $0.27 per share during the six months following the closing date, and $0.35 per share thereafter, or (ii) 70% of the daily VWAP of the Company’s common stock for the 10 trading days preceding a conversion date. The holders must not convert more than 30% of the initial principal sum into shares of the Company’s common stock at a price below $0.15 per share during any calendar month and must not convert more than 20% of the original principal sum into shares of the Company’s common stock at a price below $0.11 per share during any calendar month. Pursuant to the debenture agreement, the Company issued 705,901 common stock purchase warrants to the debenture holders as interest expense. Each warrant is exercisable into one share of common stock at $0.25 per share for 3 years. In the event that there is no effective registration statement which registers the resale by the warrant holder of the shares underlying the warrants, the warrants may be exercised by means of a cashless exercise. On October 26, 2012, the Company issued 517,835 restricted shares of common stock on a cashless basis pursuant to the exercise of these warrants.

In accordance with ASC 470-20, Debt with Conversion and Other Options, the net proceeds of $200,000 were allocated based on the relative fair values of the convertible debenture and the warrants at time of issuance.  The Company allocated $116,375 of the net proceeds to the warrants and recorded an equivalent discount.  The Company then recognized the intrinsic value of the embedded beneficial conversion feature of $83,125 as additional-paid-in capital and an equivalent discount.

The Company recognized total discounts of $199,500, reducing the carrying value of the convertible debenture to $500.  The discount is being accreted over the term of the convertible debenture to increase the carrying value to the face value of $235,300.

During the period ended March 31, 2013, the Company recorded accretion of discount of $5,926 increasing the carrying value of the convertible debentures to $7,757.

In connection with the convertible debentures, the Company paid finder’s fees consisting of $18,000 and the issuance of 52,943 finder’s warrants with a fair value of $23,389. The Company also incurred transaction costs of $31,126 related to the issuance of convertible debentures. These costs have been allocated between debt and equity based on the relative fair values. The finder’s fees have been included in debt issue costs and is being amortized over the term of the convertible debentures.

On October 18, 2012, the Company entered into securities purchase agreements with two investors and issued convertible debentures with a face value of $235,300, maturing October 18, 2013. The Company received net proceeds of $200,000  representing a 15% discount on the debentures. The debentures bear interest at 5% per annum and are to be paid in full on the maturity date, unless previously paid or converted into the Company’s common stock. The debenture holders have the right to convert any unpaid principal portion and accrued interest at a conversion price per share equal to the lower of (i) $0.27 per share during the six months following the closing date, and $0.35 per share thereafter, or (ii) 70% of the daily VWAP of the Company’s common stock for the 10 trading days preceding a conversion date. The holders must not convert more than 30% of the initial principal sum into shares of the Company’s common stock at a price below $0.15 per share during any calendar month and must not convert more than 20% of the original principal sum into shares of the Company’s common stock at a price below $0.11 per share during any calendar month. Pursuant to the debenture agreement, the Company issued 705,901 common stock purchase warrants to the debenture holders as interest expense. Each warrant is exercisable into one share of common stock at $0.25 per share for 3 years. In the event that there is no effective registration statement which registers the resale by the warrant holder of the shares underlying the warrants, the warrants may be exercised by means of a cashless exercise. On October 26, 2012, the Company issued 517,835 restricted shares of common stock on a cashless basis pursuant to the exercise of these warrants.

In accordance with ASC 470-20, Debt with Conversion and Other Options, the net proceeds of $200,000 were allocated based on the relative fair values of the convertible debenture and the warrants at time of issuance.  The Company allocated $116,375 of the net proceeds to the warrants and recorded an equivalent discount.  The Company then recognized the intrinsic value of the embedded beneficial conversion feature of $83,125 as additional-paid-in capital and an equivalent discount.

The Company recognized total discounts of $199,500, reducing the carrying value of the convertible debenture to $500.  The discount is being accreted over the term of the convertible debenture to increase the carrying value to the face value of $235,300.

During the year ended December 31, 2012, the Company recorded accretion of discount of $1,331 increasing the carrying value of the convertible debentures to $1,831.

In connection with the convertible debentures, the Company paid finder’s fees consisting of $18,000 and the issuance of 52,943 finder’s warrants with a fair value of $23,389. The Company also incurred transaction costs of $31,126 related to the issuance of convertible debentures. These costs have been allocated between debt and equity based on the relative fair values. The finder’s fees have been included in debt issue costs and is being amortized over the term of the convertible debentures.

13. EQUITY LINE OF CREDIT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 13 - EQUITY LINE OF CREDIT

13.  EQUITY LINE OF CREDIT

On October 18, 2012, the Company entered into a securities purchase agreement (the “Equity Line of Credit Agreement”) with Ascendiant Capital Partners, LLC (“Ascendiant”), as amended on January 9, 2013, pursuant to which the Company may sell and issue to Ascendiant, and Ascendiant is obligated to purchase, up to $10,000,000 in value of its shares of common stock from time to time over a 36 month period.

The Company will determine, at its own discretion, the timing and amount of its sales of stock, subject to certain conditions and limitations. Shares will be priced at the lesser of a 10% discount from the volume weighted average price ("VWAP") for the Company's common stock during the five consecutive trading days following a sales notice and the price that is $0.01 per share below the VWAP on the date in question, but are limited to $250,000 per pricing period or result in the investor beneficially owning more than 9.99% of the then outstanding common stock. The Company can terminate the equity line at any time.

Pursuant to the terms of the Equity Line of Credit Agreement, the Company agreed to issue the following shares of common stock (the “Commitment Shares”):

•	150,015 shares of common stock no later than 30 days following the agreement date (issued on October 22, 2012);

•	On the trading day (the “Second Payment Date”) which is 30 calendar days following the agreement date, 173,913 shares of common stock, being equal to 0.5% of $10,000,000 divided by 95% of the average VWAP during the 10 trading days prior to the Second Payment Date (issued on November 19, 2012);

•	On the trading day (the “Third Payment Date”) which is 30 calendar days following the agreement date, a number of shares of common stock equal to 1% of $10,000,000 divided by $0.175, provided that, if the number of Commitment Shares to be delivered to Ascendiant on the Third Payment Date causes Ascendiant to receive an aggregate number of Commitment Shares (as of the Third Payment Date) of less than 2% of $10,000,000, then additional Commitment Shares are to be issued to Ascendiant on the Third Payment Date so that it has received an aggregate number of Commitment Shares (as of the Third Payment Date) of at least 2% of $10,000,000. The parties agreed that the number of shares to be issued pursuant to this was 818,930 shares of common stock (issued on January 10, 2013);

•	On the trading day (the “Fourth Payment Date”) in which the Company has received at least $1,000,000 in aggregate up on drawdowns, a number of shares of common stock equal to 0.5% of $10,000,000 divided by 95% of the average VWAP during the 10 trading days prior to the Fourth Payment Date; and

•	on the trading day (the “Fifth Payment Date”) in which the Company has received at least $2,000,000 in aggregate up on drawdowns, a number of shares of common stock equal to 0.5% of $10,000,000 divided by 95% of the average VWAP during the 10 trading days prior to the Fifth Payment Date.

At March 31, 2013, the fair value of the commitment shares issued of $182,209 for the First and Second Payment Dates and $180,082 for the value of the commitment shares for the Third Payment Date plus and the direct expenses of $44,377 have been included in deferred financing costs and will be amortized over the Equity Line of Credit Agreement.

On January 9, 2013, the Company entered into an amendment to the Securities Purchase Agreement with Ascendiant Capital Partners, LLC ("Ascendiant") amending the Securities Purchase Agreement dated October 18, 2012 with Ascendiant to modify the date of the issuance of and the price for the third payment of shares of our common stock (the "Commitment Shares") to be issued to Ascendiant in consideration for agreeing to the terms of the Securities Purchase Agreement dated October 18, 2012.

Pursuant to the this amendment to the Securities Purchase Agreement, the parties amended the price of the third payment of the Commitment Shares to $0.175 from 95% of the daily volume weighted average price of our common stock during the ten trading days prior to the issuance of these Commitment Shares. Accordingly, the Company agreed that the number of the Commitment Shares to be issued as the third payment was 818,930 shares and issued these shares on January 10, 2013.

On February 19, 2013, the Company entered into a First Amended and Restated Securities Purchase Agreement (the "Amended Equity Line of Credit Agreement") with Ascendiant Capital Partners, LLC ("Ascendiant") whereby the parties amended the Securities Purchase Agreement dated October 18, 2012, as amended on January 9, 2013 (the "Original Equity Line of Credit Agreement") with Ascendiant:

The Amended Equity Line of Credit Agreement made, among other things, the following changes to the Original Equity Line of Credit Agreement:

1. The purchase price of the shares of our common stock to be sold to Ascendiant is no longer based on the pricing period following the date of a draw down notice. Instead, it is to be the lesser of (i) 75% of the volume weighted average price on the date of delivery of the draw down notice and (ii) 75% of the closing price of the last transaction on the date of delivery of the draw down notice as long as such price is within the bid and offer at the close (if such transaction is not within the bid and offer at the close, then the next most recent transaction will be selected until one is located that is within the bid and offer at close);

2. The maximum dollar amount as to each draw down is to be equal to (i) 20% of the average daily trading volume during the 7 trading days immediately prior to the date of the draw down notice, eliminating the 2 days with the greatest trading volume and the 2 days with the least trading volume, multiplied by (ii) the volume weighted average price on the trading day immediately prior to the date of the draw down notice; provided, however, no draw down can exceed $25,000. Only one draw down will be allowed on each trading day; and

3. The draw down notices can be given, beginning on the 20th trading day following the effective date of the initial registration statement to be filed pursuant to the First Amended and Restated Registration Rights Agreement dated February 19, 2013 with Ascendiant and every regular, full  (non-holiday) trading day thereafter for a period of 36 months. The threshold price for exercising the draw downs was increased to $0.0375 from $0.01.

At March 31, 2013, the Company has not drawn down on its equity line of credit as it must file a registration statement to register the shares to be issued under the agreement. Refer to Note 14 for subsequent amendments to the equity line of credit agreement.

On October 18, 2012, the Company entered into a securities purchase agreement (the “Equity Line of Credit Agreement”) with Ascendiant Capital Partners, LLC (“Ascendiant”), as amended on January 9, 2013, pursuant to which the Company may sell and issue to Ascendiant, and Ascendiant is obligated to purchase, up to $10,000,000 in value of its shares of common stock from time to time over a 36 month period.

The Company will determine, at its own discretion, the timing and amount of its sales of stock, subject to certain conditions and limitations. Shares will be priced at the lesser of a 10% discount from the volume weighted average price ("VWAP") for the Company's common stock during the five consecutive trading days following a sales notice and the price that is $0.01 per share below the VWAP on the date in question, but are limited to $250,000 per pricing period or result in the investor beneficially owning more than 9.99% of the then outstanding common stock. The Company can terminate the equity line at any time.

Pursuant to the terms of the Equity Line of Credit Agreement, the Company agreed to issue the following shares of common stock (the “Commitment Shares”):

·	150,015 shares of common stock no later than 30 days following the agreement date (issued on October 22, 2012);

·	On the trading day (the “Second Payment Date”) which is 30 calendar days following the agreement date, 173,913 shares of common stock, being equal to 0.5% of $10,000,000 divided by 95% of the average VWAP during the 10 trading days prior to the Second Payment Date (issued on November 19, 2012);

·	On the trading day (the “Third Payment Date”) which is 30 calendar days following the agreement date, a number of shares of common stock equal to 1% of $10,000,000 divided by $0.175, provided that, if the number of Commitment Shares to be delivered to Ascendiant on the Third Payment Date causes Ascendiant to receive an aggregate number of Commitment Shares (as of the Third Payment Date) of less than 2% of $10,000,000, then additional Commitment Shares are to be issued to Ascendiant on the Third Payment Date so that it has received an aggregate number of Commitment Shares (as of the Third Payment Date) of at least 2% of $10,000,000. The parties agreed that the number of shares to be issued pursuant to this was 818,930 shares of common stock;

·	On the trading day (the “Fourth Payment Date”) in which the Company has received at least $1,000,000 in aggregate up on drawdowns, a number of shares of common stock equal to 0.5% of $10,000,000 divided by 95% of the average VWAP during the 10 trading days prior to the Fourth Payment Date; and

·	on the trading day (the “Fifth Payment Date”) in which the Company has received at least $2,000,000 in aggregate up on drawdowns, a number of shares of common stock equal to 0.5% of $10,000,000 divided by 95% of the average VWAP during the 10 trading days prior to the Fifth Payment Date.

In connection with the equity line of credit, the Company also incurred legal fees and other direct expenses of $12,500. At December 31, 2012, the fair value of the commitment shares issued of $182,209 for the First and Second Payment Dates and $171,975 for the value of the commitment shares (not issued at December 31, 2012) for the Third Payment Date plus and the direct expenses of $12,500 have been included in deferred financing costs and will be amortized over the Equity Line of Credit Agreement.

At December 31, 2012, the Company has not drawn down on its equity line of credit as it must file a registration statement to register the shares to be issued under the agreement. Subsequent to the year ended December 31, 2012, the Company issued 818,930 shares of common stock as the third tranche of commitment shares. Refer to Note 15 for subsequent amendments to the equity line of credit agreement.

14. INCOME TAXES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTE 14 - INCOME TAXES

The Company has adopted the provisions of ASC 740, Income Taxes. Pursuant to ASC 740 the Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefit of net operating losses have not been recognized in the financial statements because the Company cannot be assured that it is more likely than not that it will utilize the net operating losses carried forward in future years. The Company has approximately $1,774,776 of net operating losses to carry forward which are available to offset taxable income in future years which expire through fiscal 2032.

The components of the net deferred tax asset at December 31, 2012, and 2011, the statutory tax rate, the effective tax rate, and the amount of the valuation allowance are indicated below:

	December 31, 2012 $	December 31, 2011 $

Net loss before taxes	(3,407,757)	(954,677)
Statutory rate	35%	35%

Computed expected tax (recovery)	(1,192,715)	(334,137)
Stock-based compensation	746,638	37,720
Beneficial conversion feature	59,105
Increase in valuation allowance:	386,972	296,417

Reported income taxes	–	–

	December 31, 2012 $	December 31, 2011 $

Potential deferred tax asset
- Net operating losses	619,955	194,729
- Mineral properties	148,970	128,119
- Less valuation allowance	(709,820)	(322,848)

Total deferred tax assets	59,105	–
Deferred tax liabilities -Beneficial conversion feature	(59,105)
Net deferred tax assets	–	–

15. SUBSEQUENT EVENT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 15 - SUBSEQUENT EVENT

14.  SUBSEQUENT EVENTS

On April 1, 2013, the Company entered into a securities purchase agreement with Asher Enterprises Inc. (“Asher”), pursuant to which the Company sold to Asher a $53,000 face value 8% convertible note (“Asher Note”) with a maturity date of January 1, 2014. Interest accrues daily on the outstanding principal amount of the Asher Note at a rate per annual equal to 8% on the basis of a 365-day year. The Asher Note is convertible, in whole or in part, into common stock beginning six months after the issue date, at the holder’s option, at a 40% discount to the average of the five lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Asher Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 130% if prepaid during the period commencing on the issue date through 60 days thereafter, (ii) 135% if prepaid 61 days following the closing through 90 days following the issue date, (iii) 140% if prepaid 91 days following the closing through 120 days following the issue date, (iv) 150% if prepaid 121 days following the issue date through 180 days following the issue date, and (v) 175% if prepaid 181 days following the issue date through the  maturity date. In the event of default, the amount of principal and interest not paid when due bear default interest at the rate of 22% per annum and the Asher Note becomes immediately due and payable. Should that occur the Company is liable to pay the holder 150% of the then outstanding principal and interest. Asher does not have the right to convert the Asher Note, to the extent that Asher and its affiliates would beneficially own in excess of 4.99% of the Company’s outstanding common stock. The Company paid Asher $3,000 for its legal fees and expenses, and paid a 3rd party broker a $5,000 commission on the net amount received from Asher.

On April 2, 2013, the Company entered into a securities purchase agreement with GCA Strategic Investment Fund Limited (“Global”), pursuant to which the Company sold to Global a $235,000 face value, non-interest bearing convertible bridge note (“Global Note”) with a maturity date of September 20, 2013. The Global Note is convertible, in whole or in part, into common stock at any time after the issuance date, at the holder’s option, at a conversion price equal to the lesser of (i) 100% of the volume weighted average sales prices (“VWAP”), as reported by Bloomberg LP for the five (5) trading days immediately preceding the closing, and (ii) 70% of the average daily VWAPs for the common stock on the trading market during the ten (10) consecutive trading days immediately preceding the applicable conversion date. Global may not convert more than 33 1/3% of the initial principal amount into shares of common stock at a price below $0.08 during any calendar month. In the event the Company elects to prepay the Global Note in full or in part, the Company is required to pay principal, interest and any other amounts owing multiplied by 130%. The Global Note also contains a mandatory partial prepayment requirement should the Company obtain certain future net financings in excess of $300,000, and under other conditions. In connection with the Global securities purchase agreement, the Company agreed to prepare and file on or before the 30th day following the date of the securities purchase agreement a registration statement on form S-1 or otherwise covering the resale of the conversion shares  under the Global Note. Subject to the limitations imposed by the SEC in accordance with Rule 415, Global shall have the right to sell the conversion shares under the registration statement. The Global Note contains certain penalties and liquidated damages provisions if the registration statement is filed by the Filing Date or not declared effective by the SEC within 90 days of the filing date. Global does not have the right to convert the note, to the extent that Global and its affiliates would beneficially own in excess of 9.99% of the Company’s outstanding common stock. The Company paid Global $15,000 for its legal fees and expenses. The Company also paid a 3rd party broker a $20,000 commission on the net amount received from Global and 53,333 shares of restricted common stock based on 4% of the net amount received calculated at $0.15 per share.

In connection with the Global securities purchase agreement, the Company agreed with Ascendiant Capital Partners, LLC  to amend the first amended and restated securities purchase agreement between Ascendiant and the Company, to include the conversion shares underlying the Global note in the registration statement currently being pursued by the Company. The parties have agreed to increase the number of initial commitment fee shares set forth in Section 4.16 of the Ascendiant securities purchase agreement to 2,000,000 shares of the Company’s common stock.

Contemporaneous with these financings, the Company called 51% of the previous 5% debentures issued to two separate parties on October 18, 2012, by fully retiring one debenture, and partially calling the other.  The Company remitted on 10 business days’ notice the total amount of $122,980, representing principal and interest on these debentures to April 17, 2013.

On April 16, 2013 the Company announced that through a binding letter of intent (“LOI”) the Company has agreed to purchase the Sunrise Iron Mining Complex from New Sunrise, LLC, for a price of $12 million. Sunrise is an iron project located in Platte County, Wyoming, consisting of fee land and patented mining claims aggregating approximately 1400 acres.

The LOI provides that Titan will pay New Sunrise a non-refundable deposit of $25,000, and Titan shall have 180 days to conduct due diligence investigations of the property. The parties shall enter into a formal Purchase Agreement and Closing shall occur no later than 60 days after the end of the due diligence period. Closing is subject to financing and other customary conditions.

On January 9, 2013, the Company  entered into an amendment to the Securities Purchase Agreement with Ascendiant Capital Partners, LLC ("Ascendiant") amending the Securities Purchase Agreement dated October 18, 2012 with Ascendiant to modify the date of the issuance of and the price for the third payment of shares of our common stock (the "Commitment Shares") to be issued to Ascendiant in consideration for agreeing to the terms of the Securities Purchase Agreement dated October 18, 2012.

Pursuant to the this amendment to the Securities Purchase Agreement, the parties amended the price of the third payment of the Commitment Shares to $0.175 from 95% of the daily volume weighted average price of our common stock during the ten trading days prior to the issuance of these Commitment Shares. Accordingly, the Company agreed that the number of the Commitment Shares to be issued as the third payment was 818,930 shares and issued these shares on January 10, 2013.

On February 19, 2013, the Company entered into a First Amended and Restated Securities Purchase Agreement (the "Amended Equity Line of Credit Agreement") with Ascendiant Capital Partners, LLC ("Ascendiant") whereby the parties amended the Securities Purchase Agreement dated October 18, 2012, as amended on January 9, 2013 (the "Original Equity Line of Credit Agreement") with Ascendiant:

The Amended Equity Line of Credit Agreement made, among other things, the following changes to the Original Equity Line of Credit Agreement:

1. The purchase price of the shares of our common stock to be sold to Ascendiant is no longer based on the pricing period following the date of a draw down notice. Instead, it is to be the lesser of (i) 75% of the volume weighted average price on the date of delivery of the draw down notice and (ii) 75% of the closing price of the last transaction on the date of delivery of the draw down notice as long as such price is within the bid and offer at the close (if such transaction is not within the bid and offer at the close, then the next most recent transaction will be selected until one is located that is within the bid and offer at close);

2. The maximum dollar amount as to each draw down is to be equal to (i) 20% of the average daily trading volume during the 7 trading days immediately prior to the date of the draw down notice, eliminating the 2 days with the greatest trading volume and the 2 days with the least trading volume, multiplied by (ii) the volume weighted average price on the trading day immediately prior to the date of the draw down notice; provided, however, no draw down can exceed $25,000. Only one draw down will be allowed on each trading day; and

3. The draw down notices can be given, beginning on the 20th trading day following the effective date of the initial registration statement to be filed pursuant to the First Amended and Restated Registration Rights Agreement dated February 19, 2013 with Ascendiant and every regular, full  (non-holiday) trading day thereafter for a period of 36 months. The threshold price for exercising the draw downs was increased to $0.0375 from $0.01.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Basis of Presentation

Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in US dollars. The Company’s fiscal year end is December 31.

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in US dollars. The Company’s fiscal year end is December 31.

Interim Financial Statements

Interim Financial Statements

The interim unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions for Securities and Exchange Commission (“SEC”) Form 10-Q. They do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. Therefore, these financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto for the year ended December 31, 2012, included in the Company’s Annual Report on Form 10-K filed on March 29, 2013, with the SEC.

The interim financial statements included herein are unaudited; however, they contain all normal recurring accruals and adjustments that, in the opinion of management, are necessary to present fairly the Company’s financial position as at March 31, 2013 and the results of its operations and cash flows for the three months ended March 31, 2013 and March 31, 2012. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the results to be expected for future quarters or the full year ending December 31, 2013.

Use of Estimates

Use of Estimates

The preparation of these statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to useful life and recoverability of long-lived assets, deferred income tax asset valuations, asset retirement obligations, financial instrument valuations, share based payments, other equity-based payments, and loss contingencies. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

The preparation of these statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to useful life and recoverability of long-lived assets, deferred income tax asset valuations, asset retirement obligations, financial instrument valuations, share based payments, other equity-based payments, and loss contingencies. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Revenue Recognition	Revenue Recognition The Company recognizes revenue when products are fully delivered or services have been provided and collection is reasonably assured.	The Company recognizes revenue when products are fully delivered or services have been provided and collection is reasonably assured.
Advertising Costs	Advertising Costs The Company’s policy regarding advertising is to expense advertising when incurred.	The Company’s policy regarding advertising is to expense advertising when incurred.
Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents.	The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents.
Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows.

If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows.

If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Stock-based compensation

Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, Compensation – Stock Based Compensation and ASC 505, Equity Based Payments to Non-Employees, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based awards made to employees and directors, including stock options.

ASC 718 requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model. The Company uses the Black-Scholes option pricing model as its method in determining fair value. This model is affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These subjective variables include, but are not limited to the Company’s expected stock price volatility over the terms of the awards, and actual and projected employee stock option exercise behaviors. The value of the portion of the award that is ultimately expected to vest is recognized as an expense in the statement of operations over the requisite service period.

All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

The Company records stock-based compensation in accordance with ASC 718, Compensation – Stock Based Compensation and ASC 505, Equity Based Payments to Non-Employees, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based awards made to employees and directors, including stock options.

ASC 718 requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model. The Company uses the Black-Scholes option pricing model as its method in determining fair value. This model is affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These subjective variables include, but are not limited to the Company’s expected stock price volatility over the terms of the awards, and actual and projected employee stock option exercise behaviors. The value of the portion of the award that is ultimately expected to vest is recognized as an expense in the statement of operations over the requisite service period.

All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Mineral Property Costs

Mineral Property Costs

The Company is in the exploration stage and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition and exploration of mineral properties. Mineral property exploration costs are expensed as incurred. Mineral property acquisition costs are capitalized.  The Company assesses the carrying costs for impairment, whenever events or changes in circumstances indicate that the carrying cost may not be recoverable under ASC 360, Property, Plant, and Equipment at each reporting date. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs then incurred to develop such property, will be capitalized. Such costs will be amortized using the units-of-production method over the estimated recoverable reserves. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.

The Company is in the exploration stage and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition and exploration of mineral properties. Mineral property exploration costs are expensed as incurred. Mineral property acquisition costs are capitalized.  The Company assesses the carrying costs for impairment, whenever events or changes in circumstances indicate that the carrying cost may not be recoverable under ASC 360, Property, Plant, and Equipment at each reporting date. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs then incurred to develop such property, will be capitalized. Such costs will be amortized using the units-of-production method over the estimated recoverable reserves. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.

Asset Retirement Obligations

Asset Retirement Obligations

The Company records asset retirement obligations in accordance with ASC 410-20, Asset Retirement Obligations, which addresses financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated retirement costs. The standard applies to legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and normal use of the asset. ASC 410-20 requires that the fair value of a liability for an asset retirement obligation be recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset and this additional carrying amount is depreciated over the life of the asset. The liability is accreted at the end of each period through charges to operating expense. If the obligation is settled for other than the carrying amount of the liability, the Company will recognize a gain or loss on settlement. As at March 31, 2013, the Company has not incurred any asset retirement obligation related to the exploration of its mineral property option.

The Company records asset retirement obligations in accordance with ASC 410-20, Asset Retirement Obligations, which addresses financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated retirement costs. The standard applies to legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and normal use of the asset. ASC 410-20 requires that the fair value of a liability for an asset retirement obligation be recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset and this additional carrying amount is depreciated over the life of the asset. The liability is accreted at the end of each period through charges to operating expense. If the obligation is settled for other than the carrying amount of the liability, the Company will recognize a gain or loss on settlement. As at December 31, 2012, the Company has not incurred any asset retirement obligation related to the exploration of its mineral property option.

Comprehensive Loss

Comprehensive Loss

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. During the periods ended March 31, 2013 and December 31, 2012, the Company had no items that represent other comprehensive income.

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive loss and its components in the consolidated financial statements.
Financial Instruments

Financial Instruments

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value, as required by ASC 820, must maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The carrying values of cash, accounts payable, and due to related parties approximate fair values because of the short-term maturity of these instruments. The fair value of the Company’s promissory note approximates carrying value as the underlying imputed interest rate approximates the estimated market rate. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value, as required by ASC 820, must maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The carrying values of cash, accounts payable, and due to related parties approximate fair values because of the short-term maturity of these instruments. The fair value of the Company’s promissory note approximates carrying value as the underlying imputed interest rate approximates the estimated market rate. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Basic and Diluted Net Loss Per Share

Basic and Diluted Net Loss Per Share

The Company computes net loss per share in accordance with ASC 260, Earnings per Share.  ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the statement of operations. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. Shares underlying these securities totaled approximately 7,538,482 as of March 31, 2013.

The Company computes net loss per share in accordance with ASC 260, Earnings per Share.  ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the statement of operations. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. Shares underlying these securities totaled approximately 6,667,000 as of December 31, 2012.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Foreign Currency Matters

In March 2013, ASC guidance was issued related to Foreign Currency Matters to clarify the treatment of cumulative translation adjustments when a parent sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a business within a foreign entity. The updated guidance also resolves the diversity in practice for the treatment of business combinations achieved in stages in a foreign entity. The update is effective prospectively for the Company’s fiscal year beginning January 1, 2014. The Company does not expect the updated guidance to have an impact on the financial position, results of operations or cash flows.

The Company has implemented all other new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

The Company has implemented all other new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

5. SHARE PURCHASE WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Share Purchase Warrants Tables
SHARE PURCHASE WARRANTS
		Weighted Average
	Number of	Exercise
	Warrants	Price
		$
Balance, December 31, 2010	-	-
Warrants granted with private placement	1,050,000	$0.75

Balance, December 31, 2011	1,050,000	0.75
Warrants granted with private placement	667,000	1.00
Warrants issued with convertible debentures	758,844	0.25
Warrants exercised	(758,844)	0.25

Balance, December 31, 2012	1,717,000	0.85

Share purchase warrants outstanding

Details of share purchase warrants outstanding as of December 31, 2012 are:

Number of Warrants Outstanding and Exercisable
Number	Exercise Price per Share	Expiry Date

1,050,000	$0.75	June 20, 2014
667,000	$1.00	January 10, 2015
1,717,000	$0.85

6. PROMISSORY NOTE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Promissory Note Tables
Estimated contractual principal payments due on the promissory note
March 31, 2014	192,227
March 31, 2015	132,189
March 31, 2016	135,515
March 31, 2017	138,924
March 31, 2018	142,418
Total	$741,273

At December 31, 2012, estimated contractual principal payments due on the promissory note for the next five years are as follows:

December 31, 2013	127,354
December 31, 2014	130,557
December 31, 2015	133,842
December 31, 2016	137,209
December 31, 2017	140,660
Total	$669,622

7. STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation Tables
Weighted average assumptions of Stock Option

The weighted average assumptions used for each of the years ended December 31, are as follows:

	2012	2011
Expected dividend yield	0%	0%
Risk-free interest rate	1.63%	1.64%
Expected volatility	113%	115%
Expected option life (in years)	8.41	8.41

Options outstanding
	Option Price
Expiry Date	Per Share	Number
December 21, 2021	0.84	3,450,000
December 21, 2014	0.84	500,000
June 21, 2022	0.20	1,000,000
	0.71	4,950,000

The following table summarizes the options outstanding as at December 31, 2012:

	Option Price
Expiry Date	Per Share	Number
December 21, 2021	0.84	3,450,000
December 21, 2014	0.84	500,000
June 21, 2022	0.20	1,000,000
	0.71	4,950,000

Stock options Activity
	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		$		$

Outstanding, December 31, 2010	-	-	-	-

Options granted	3,950,000	0.84	-	-
Outstanding, December 31, 2011	3,950,000	0.84	8.08	869,000

Options granted	1,000,000	0.20	9.48	-
Outstanding, December 31, 2012	4,950,000	0.71	8.37	10,000
Outstanding, March 31, 2013	4,950,000	0.71	8.12	-
Exercisable, March 31, 2013	3,462,500	0.75	7.94	-

The following table summarizes the continuity of the Company’s stock options:

	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
			$	$

Outstanding, December 31, 2010	-	-	-	-

Options granted	3,950,000	0.84	-
Outstanding, December 31, 2011	3,950,000	0.84	8.08	869,000

Options granted	1,000,000	0.20	9.48
Outstanding, December 31, 2012	4,950,000	0.71	8.37	10,000
Exercisable, December 31, 2012	3,212,500	0.79	8.19	-

10. FAIR VALUE MEASUREMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurement Tables
Assets measured at fair value on a recurring basis
Fair Value Measurements Using

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable	Balance as of
	Instruments	Inputs	Inputs	March 31,
	(Level 1)	(Level 2)	(Level 3)	2013
	$	$	$	$

Assets:
Cash	23,867	–	–	23,867

Assets measured at fair value on a recurring basis were presented on the Company’s balance sheet as of December 31, 2012, as follows.

Fair Value Measurements Using

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable	Balance as of
	Instruments	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2012
	$	$	$	$

Assets:
Cash	120,433	–	–	120,433

11. MINERAL PROPERTY EXPLORATION COSTS (Tables)	12 Months Ended
Dec. 31, 2012
Mineral Property Exploration Costs Tables
MINERAL PROPERTY EXPLORATION COSTS

During the year ended December 31, 2012 and 2011 the following project costs were incurred:

	Year Ended December 31, 2012	Year Ended December 31, 2011

Strong Creek and Iron Mountain:
Technical Report	$94,141	$49,767
Claims	3,642	3,255
Drilling	14,795	202,098
Travel	23,986	2,652
Aeromagnetic Survey	20,000	-
Lease payments	8,000
TOTAL	164,564	257,772

Labrador Trough:
Reconnaissance	-	71,335

Total Exploration Costs	$164,564	$329,107

14. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Reconciliation of federal statutory income tax rate to our effective income tax rate

	December 31, 2012 $	December 31, 2011 $

Net loss before taxes	(3,407,757)	(954,677)
Statutory rate	35%	35%

Computed expected tax (recovery)	(1,192,715)	(334,137)
Stock-based compensation	746,638	37,720
Beneficial conversion feature	59,105
Increase in valuation allowance:	386,972	296,417

Reported income taxes	–	–

Net deferred tax asset

The components of the net deferred tax asset at December 31, 2012, and 2011

	December 31, 2012 $	December 31, 2011 $

Potential deferred tax asset
- Net operating losses	619,955	194,729
- Mineral properties	148,970	128,119
- Less valuation allowance	(709,820)	(322,848)

Total deferred tax assets	59,105	–
Deferred tax liabilities
Beneficial conversion feature	(59,105)
Net deferred tax assets	–	–

5. SHARE PURCHASE WARRANTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Number of Options
Number of Options Outstanding, Beginning	3,950,000		4,950,000
Number of Options Outstanding	4,950,000	3,950,000	4,950,000
Exercisable, December 31, 2012	3,212,500		3,462,500
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 0.84		$ 0.71
Weighted Average Exercise Price Granted	$ 0.2	$ 0.84
Weighted Average Exercise Price Outstanding, Ending	$ 0.71	$ 0.84	$ 0.71
Weighted Average Exercise Price Exercisable, December 31, 2012	$ 0.79		$ 0.75
Warrant [Member]
Number of Options
Number of Options Outstanding, Beginning	1,050,000		1,717,000
Number of Options Granted	667,000
Number of options issued	758,844
Number of Options Exercised	(758,844)
Number of Options Outstanding	1,717,000		1,717,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 0.75		$ 0.85
Weighted Average Exercise Price Granted	$ 1
Weighted Average Exercise Price Exercised	$ 0.25
Weighted Average Exercise Price Forfeited/canceled	$ 0.25
Weighted Average Exercise Price Outstanding, Ending	$ 0.85		$ 0.85

5. SHARE PURCHASE WARRANTS (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares outstanding	4,950,000	4,950,000	3,950,000
Weighted average exercise price of share outstanding	$ 0.71	$ 0.71	$ 0.84
Warrant [Member]
Shares outstanding	1,717,000	1,717,000	1,050,000
Weighted average exercise price of share outstanding	$ 0.85	$ 0.85	$ 0.75
Expiry date		Jun 20, 2014
Warrant One [Member]
Shares outstanding	1,050,000	667,000
Weighted average exercise price of share outstanding	$ 0.75	$ 1
Expiry date	Jun 20, 2014	Jan 10, 2015
Warrant Two [Member]
Shares outstanding	667,000	1,717,000
Weighted average exercise price of share outstanding	$ 1	$ 0.85
Expiry date	Jan 10, 2015

6. PROMISSORY NOTE (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Summary of estimated contractual principal payments due on the promissory note for the next five years
December 31, 2013	$ 192,227	$ 127,354
December 31, 2014	132,189	130,557
December 31, 2015	135,515	133,842
December 31, 2016	138,924	137,209
December 31, 2017	142,418	140,660
Total	$ 741,273	$ 669,622

6. PROMISSORY NOTE (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Summary of estimated contractual principal payments due on the promissory note for the next five years
March 31, 2014	$ 192,227	$ 127,354
March 31, 2015	132,189	130,557
March 31, 2016	135,515	133,842
March 31, 2017	138,924	137,209
March 31, 2018	142,418	140,660
Total	$ 741,273	$ 669,622

7. STOCK-BASED COMPENSATION (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.63%	1.64%
Expected volatility	113.00%	115.00%
Expected option life (in years)	8 years 4 months 28 days	8 years 4 months 28 days

7. STOCK-BASED COMPENSATION (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price of share outstanding	$ 0.71	$ 0.71	$ 0.84
Shares outstanding	4,950,000	4,950,000	3,950,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date		Dec 21, 2021
Weighted average exercise price of share outstanding		$ 0.84
Shares outstanding		3,450,000
Stock Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date	Dec 21, 2021	Dec 21, 2014
Weighted average exercise price of share outstanding	$ 0.84	$ 0.84
Shares outstanding	3,450,000	500,000
Stock Options Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date	Dec 21, 2014	Jun 21, 2022
Weighted average exercise price of share outstanding	$ 0.84	$ 0.2
Shares outstanding	500,000	1,000,000
Stock Options Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date	Jun 21, 2022
Weighted average exercise price of share outstanding	$ 0.2
Shares outstanding	1,000,000

7. STOCK-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2010
Stock-Based Compensation Details 2
Shares outstanding	4,950,000	3,950,000	4,950,000
Shares granted	1,000,000	3,950,000
Shares exercisable	3,212,500		3,462,500
Weighted average exercise price of share outstanding	$ 0.71	$ 0.84	$ 0.71
Weighted average exercise price of share granted	$ 0.2	$ 0.84
Weighted average exercise price of share exercisable	$ 0.79		$ 0.75
Weighted-average remaining contractual term (years) of share outstanding	8 years 54 months 13 days	8 years 29 days	8 years 1 month 13 days
Weighted-average remaining contractual term (years) of share granted	9 years 5 months 23 days
Weighted-average remaining contractual term (years) of share exercisable	8 years 2 months 8 days		7 years 11 months 8 days
Aggregate intrinsic value of share outstanding	$ 10,000	$ 869,000
Aggregate intrinsic value of share exercisable

10. FAIR VALUE MEASUREMENT (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Fair Value Inputs Level2 [Member]
Assets
Cash	$ 0
Fair Value Measurements Recurring [Member]
Assets
Cash	23,867	120,433
Fair Value Measurements Recurring [Member] | Fair Value Inputs Level1 [Member]
Assets
Cash	23,867	120,433
Fair Value Measurements Recurring [Member] | Fair Value Inputs Level2 [Member]
Assets
Cash
Fair Value Measurements Recurring [Member] | Fair Value Inputs Level3 [Member]
Assets
Cash
Fair Value Inputs Level3 [Member]
Assets
Cash	$ 0

11. MINERAL PROPERTY EXPLORATION COSTS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Strong Creek and Iron Mountain:
Technical Report	$ 0	$ 21,022	$ 94,141	$ 49,767
Mapping	180	0
Claims			3,642	3,255
Drilling	0	11,305	14,795	202,098
Travel	0	5,233	23,986	2,652
Aeromagnetic Survey			20,000
Lease payments	3,000	0	8,000
TOTAL	3,180	37,560	164,564	257,772
Labrador Trough:
Reconnaissance				71,335
Total Exploration Costs			$ 164,564	$ 329,107

14. INCOME TAXES (Details) (USD $)	3 Months Ended		7 Months Ended	12 Months Ended					70 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Net loss before taxes	$ (388,251)	$ (1,246,043)	$ (21,874)	$ (3,407,757)	$ (954,677)	$ (9,485)	$ (9,485)	$ (34,675)	$ (4,826,204)
Statutory rate				35.00%	35.00%
Computed expected tax -recovery)				(1,192,715)	(334,137)
Stock-based compensation				746,638	37,720
Beneficial conversion feature				59,105
Increase in valuation allowance:				386,972	296,417
Reported income taxes

14. INCOME TAXES (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Potential deferred tax asset
Net operating losses	$ 619,955	$ 194,729
Mineral properties	148,970	128,119
Less valuation allowance	(709,820)	(322,848)
Total deferred tax assets	59,105
Deferred tax liablities
Beneficial conversion feature	(59,105)
Net deferred tax assets

1. NATURE AND CONTINUANCE OF BUSINESS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Notes to Financial Statements
Deficit accumulated during the exploration stage	$ 4,437,953	$ 4,826,204	$ 1,030,196
Working capital deficiency	$ 51,092
Common stock issued to private placement,	1,334,000
Shares issued for services	550,000
Shares issued under equity line	323,928
Exercise of warrants	556,182
Total outstanding shares	52,501,110	53,320,040	49,737,000

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Anti Dilutive securities outstanding	7,538,482	6,667,000

3. MINERAL PROPERTY OPTIONS (Details Narrative) (USD $)	3 Months Ended			12 Months Ended		70 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Notes to Financial Statements
Impairment of mineral property charge	$ 0	$ 0	$ 50,124		$ 50,124	$ 50,124
Term option payments	$ 145,000

6. PROMISSORY NOTE (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Promissory Note Details Narrative
Accretion expense	$ 113,394
Carrying value of the promissory note	1,109,512
Payment of promissory note	$ 63,562

7. STOCK-BASED COMPENSATION (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	1,000,000	3,950,000
Weighted average exercise price of share granted	$ 0.2	$ 0.84
Weighted-average remaining contractual term (years) of share granted	10 years
Weighted average grant date fair value of stock options granted	$ 0.28
Unrecognized compensation cost related to non-vested stock options	$ 274,557
Cost is expected to be recognized over a weighted average period	7 months 24 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		3,450,000
Weighted average exercise price of share granted		$ 0.84
Weighted-average remaining contractual term (years) of share granted		10 years
Stock Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		500,000
Weighted average exercise price of share granted		$ 0.84
Weighted-average remaining contractual term (years) of share granted		3 years

8. COMMITMENTS (Details Narrative)	Dec. 31, 2011
Number of shares authorized to purchase	2,400,000
Number of options granted	1,800,000

9. RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Advance amount related party outstanding	$ 7,500	$ 7,500		$ 25,000
Management fee	10,539		30,000	15,000
Rent expenses			7,355	7,355
Management fees paid to officer and director	97,048	94,325	366,161	204,797
Accrued management fees	39,218		6,479
Chief Executive Officer [Member]
Advance to related parties	25,000		25,000
Director [Member]
Owe to the firm			479
Accrued management fees			$ 6,000

12. CONVERTIBLE DEBENTURES (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Accretion of discount	$ 5,926	$ 1,331
Carrying value of the convertible debentures	$ 7,757	$ 1,831

13. EQUITY LINE OF CREDIT (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Fair value of commitment shares issued	$ 182,209
Value of the commitment shares not issued	171,975
Deferred financing costs	$ 12,500
Issued shares of common stock as the third tranche of commitment shares	818,930

14. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating losses to carry forward	$ 1,774,776
Net operating losses to carry forward expiration year	2032